SECURITIES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Loss (Gain) on sale/call of securities	$ 0	$ 237,174
Impairment loss on securities	0	0
Marketable securities	$ 215,726,751	$ 191,534,036
Number of securities percent	18.00%